Securities Act Registration No. 333-142483
Investment Act Registration No. 811-05192

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 21	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 180	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President, Associate General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2021 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No.21 to the Registration Statement on Form N-4, File No. 333-142483, Ameritas Variable Separate Account VA-2 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") for the sole purpose of delaying, until May 1, 2021, the effectiveness of Post-Effective Amendment No. 20, which was filed on February 8, 2021 (accession no. 0000814848-21-000011) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 20 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account VA-2, has caused this Post-Effective Amendment No 21 to Registration Statement No. 333-142483 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 1st of April, 2021.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2, Registrant

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer
Ameritas Life Insurance Corp.

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 1, 2021.

SIGNATURE	TITLE

William W. Lester **	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin **	Director, Vice Chair
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
D. Wayne Silby *	Director
Bryan E. Slone *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Laura A. Fender ***	Senior Vice President, Controller
Christine M. Neighbors ***	Senior Vice President, General Counsel & Corporate Secretary

/s/ Ann D. Diers
Ann D. Diers	Vice President, Associate General Counsel

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of December 1, 2019.
**	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 14, 2020.
***	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 22, 2021.